Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Wages and salaries	€ (42,924)	€ (29,098)	€ (22,245)
Total other employee benefits	(7,711)	(5,086)	(3,639)
Share-based compensation expense	(22,570)	(26,403)	(25,519)
Total	(73,205)	(60,587)	(51,403)
Research and development expenses [Member]
Statements [Line Items]
Wages and salaries	(33,694)	(21,993)	(15,277)
Other employee benefits	(5,662)	(3,550)	(2,624)
Share-based compensation expense	(12,925)	(15,564)	(14,546)
General and administrative expenses [Member]
Statements [Line Items]
Wages and salaries	(9,230)	(7,105)	(6,968)
Other employee benefits	(2,049)	(1,536)	(1,015)
Share-based compensation expense	€ (9,645)	€ (10,839)	€ (10,973)